Segment Reporting - Elimination (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting
Revenue from external customers	$ 305,681,000	$ 532,874,000
Oncology/Immunology segment
Segment Reporting
Revenue from external customers	168,637,000	359,183,000
Intersegment elimination | Oncology/Immunology segment | R&D
Segment Reporting
Revenue from external customers	$ 10,934,000	$ 17,303,000